LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 29.5%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	$4,645,000	$4,654,747
4.50%, 04/15/2027	3,980,000	4,010,661
1.38%, 10/31/2028	1,255,000	1,180,141
4.25%, 02/28/2029	6,100,000	6,169,816
4.63%, 04/30/2029	19,960,000	20,409,880
3.25%, 06/30/2029	7,810,000	7,668,139
4.00%, 02/28/2030	26,330,000	26,430,794
3.88%, 06/30/2030	7,430,000	7,419,261
3.63%, 09/30/2030	21,370,000	21,107,049
3.63%, 12/31/2030	3,360,000	3,314,719
TOTAL U.S. TREASURY SECURITIES (Cost $102,481,924)		102,365,207

CORPORATE BONDS - 16.1%	Par	Value
Aerospace & Defense - 0.4%
Boeing Co.
3.25%, 02/01/2028	1,080,000	1,058,545
5.15%, 05/01/2030	830,000	842,532
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (a)	1,000,000	990,910
RTX Corp., 4.13%, 11/16/2028	450,000	448,090
		3,340,077

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	810,000	816,851

Banks - 5.2%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	290,000	286,965
Citibank NA, 4.58%, 05/29/2027	905,000	908,821
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	725,000	716,823
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	370,000	374,398
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	450,000	470,810
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	510,000	518,704
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	3,395,000	3,456,877
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,680,000	1,674,121
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	4,840,000	4,766,490
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	785,000	805,653
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	515,000	508,267
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	1,205,000	1,220,933
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,390,000	2,430,607
		18,139,469

Beverages - 0.1%
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	135,000	134,997

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	745,000	755,886

Electric - 1.1%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	705,000	717,633
Florida Power & Light Co.
5.05%, 04/01/2028	680,000	691,312
4.40%, 05/15/2028	860,000	863,224
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	856,142	860,113
Wisconsin Public Service Corp., 4.25%, 01/15/2031	600,000	593,026
		3,725,308

Food - 1.7%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	865,000	859,043
Mars, Inc.
4.60%, 03/01/2028 (a)	2,055,000	2,067,428
4.80%, 03/01/2030 (a)	2,860,000	2,890,333
		5,816,804

Healthcare-Products - 0.6%
Abbott Laboratories, 4.00%, 03/15/2031	485,000	477,430
Augusta SpinCo Corp.
4.40%, 03/23/2029	650,000	648,140
4.66%, 03/23/2031	870,000	865,742
		1,991,312

Healthcare-Services - 0.8%
HCA, Inc., 5.00%, 03/01/2028	980,000	989,593
UnitedHealth Group, Inc.
4.40%, 06/15/2028	405,000	406,291
4.25%, 01/15/2029	1,170,000	1,167,919
		2,563,803

Insurance - 0.1%
Brown & Brown, Inc., 4.60%, 12/23/2026	470,000	471,337

Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	990,000	984,659

Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.20%, 03/06/2031	625,000	615,645

Packaging & Containers - 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,445,000	1,480,342

Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	345,000	350,533
CVS Health Corp., 5.00%, 01/30/2029	1,385,000	1,402,946
Novartis Capital Corp., 4.10%, 03/16/2029	585,000	584,245
		2,337,724

Pipelines - 0.6%
Enbridge, Inc., 6.00%, 11/15/2028	610,000	632,847
Energy Transfer LP, 6.05%, 12/01/2026	1,170,000	1,180,699
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	375,000	376,497
		2,190,043

REITS - 1.5%
American Homes 4 Rent LP, 4.90%, 02/15/2029	820,000	823,947
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	405,000	404,749
Essex Portfolio LP, 1.70%, 03/01/2028	410,000	389,043
Healthcare Realty Holdings LP
3.75%, 07/01/2027	1,830,000	1,812,460
2.05%, 03/15/2031	940,000	816,103
Kite Realty Group LP, 4.00%, 10/01/2026	985,000	982,165
		5,228,467

Retail - 0.3%
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	675,000	680,599
4.20%, 04/01/2030	475,000	469,313
		1,149,912

Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	500,000	502,256
4.30%, 01/15/2031	225,000	223,003
		725,259

Software - 0.4%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	270,000	267,808
Oracle Corp.
4.80%, 08/03/2028	525,000	525,192
4.95%, 02/04/2031	630,000	616,814
		1,409,814

Telecommunications - 0.6%
AT&T, Inc., 4.40%, 04/30/2031	360,000	356,382
T-Mobile USA, Inc.
4.80%, 07/15/2028	535,000	540,047
4.85%, 01/15/2029	1,080,000	1,092,307
		1,988,736
TOTAL CORPORATE BONDS (Cost $55,813,405)		55,866,445

COMMODITY POOLS - 14.0%	Shares	Value
Galaxy Commodity - Polaris Fund LLC (b)(c)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC		21,306,921
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC		16,304,650
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)		11,037,512
TOTAL COMMODITY POOLS (Cost $43,435,015)		48,649,083

MORTGAGE-BACKED SECURITIES - 11.7%	Par	Value
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(d)	17,864	17,368
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.36% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor) (a)	500,000	500,157
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,782,465
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.36% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)	1,135,069	1,134,360
BX Trust, Series 2025-DELC, Class A, 5.22% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor) (a)	700,000	699,999
DK Trust, Series 2025-LXP, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)	1,850,000	1,850,000
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)	1,640,000	1,662,488
Series 2022-R05, Class 2M2, 6.66% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)	130,000	131,848
Series 2022-R06, Class 1M2, 7.51% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)	915,000	939,732
Series 2022-R07, Class 1M2, 8.31% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)	1,870,000	1,943,042
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)	2,140,000	2,203,276
Series 2023-R01, Class 1M2, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)	2,830,000	2,941,794
Series 2023-R02, Class 1M2, 7.01% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)	2,000,000	2,065,720
Series 2023-R04, Class 1M2, 7.21% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)	2,000,000	2,080,724
Series 2023-R05, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)	225,000	233,281
Series 2023-R08, Class 1M2, 6.16% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)	880,000	895,561
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1B, 6.91% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)	2,195,000	2,277,851
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (d)	286,451	283,999
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(d)	533,111	494,956
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	562,906	554,468
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)	1,800,000	1,748,149
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(d)	65,982	63,581
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)	430,000	429,596
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.66% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)	1,000,000	999,998
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(d)	1,000,000	1,011,999
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.67% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)	3,250,000	3,072,907
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.92% (1 mo. Term SOFR + 1.25%), 03/15/2043, (1.25% Floor) (a)	1,150,000	1,144,249
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor) (a)	1,500,000	1,499,999
SMR Mortgage Trust, Series 2022-IND, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)	3,413,944	3,405,823
TX Trust, Series 2024-HOU, Class A, 5.26% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor) (a)	600,000	599,250
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.41% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor) (a)	1,100,000	1,091,062
TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,126,029)		40,759,702

ASSET-BACKED SECURITIES - 9.7%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,847,452
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.84% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	209,457	228,806
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 5.44% (1 mo. Term SOFR + 1.76%), 03/15/2032, (1.65% Floor)	27,360	31,456
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	2,287,045	2,302,384
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	2,900,000	2,901,094
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,875,000	2,893,820
CNH Equipment Trust, Series 2026-A, Class A3, 4.00%, 05/15/2031	2,640,000	2,628,853
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	1,962,875	1,932,226
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	602,426	577,059
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	804,803
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028	854,991	863,670
GM Financial Leasing Trust, Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	994,928
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	1,349,769	1,359,114
Series 2026-1, Class A3, 3.78%, 09/23/2030	2,515,000	2,501,160
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	1,890,000	1,917,517
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031 (a)	1,075,000	1,065,658
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	90,099	89,980
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	220,001	212,656
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	340,663	311,861
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	1,498,313	1,464,564
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,068,523	2,088,318
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,741,351	1,747,066
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	1,730,000	1,718,740
TOTAL ASSET-BACKED SECURITIES (Cost $33,460,838)		33,483,185

U.S. GOVERNMENT AGENCY ISSUES - 3.9%	Par	Value
Federal Farm Credit Banks Funding Corp, 3.50%, 01/21/2028	7,500,000	7,456,881
Federal Home Loan Banks, 1.10%, 02/25/2028	6,475,000	6,144,871
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	2,865	2,683
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,585,027)		13,604,435

TOTAL INVESTMENTS - 84.9% (Cost $289,902,238)		$294,728,057
Money Market Deposit Account - 4.2% (e)(f)		14,748,915
Other Assets in Excess of Liabilities - 10.9%(g)		37,580,352
TOTAL NET ASSETS - 100.0%		$347,057,324

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $55,497,327 or 16.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Investment valued using net asset value per share as practical expedient. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(f)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $46,234.
(g)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $452,331.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2026	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$65,211,224	$31,017,577	$(26,076,376)	$4,941,201	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2026 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Soybean	Jul-26	658	$38,705,472	7.91%
Copper (COMEX)	Jul-26	227	31,938,405	6.53%
Natural Gas	May-26	788	23,800,185	4.87%
Natural Gas	Jan-27	454	20,170,010	4.12%
Live Cattle	Aug-26	119	11,327,441	2.32%
Corn	May-26	314	7,101,407	1.45%
Natural Gas	Feb-27	196	6,880,475	1.41%
Natural Gas	Jun-27	193	6,775,611	1.39%
Cotton No.2	Jul-26	180	6,594,321	1.35%
Soybean Oil	May-26	124	5,115,625	1.05%
Lean Hogs	Jul-26	100	4,327,538	0.89%
Soybean Meal	May-26	128	4,029,854	0.82%
Natural Gas	Aug-27	109	3,873,025	0.79%
Gold	Jun-26	8	3,782,808	0.77%
Aluminum	Jun-26	41	3,637,508	0.74%
Coffee	May-26	30	3,325,697	0.68%
Canola	Jul-26	219	2,353,483	0.48%
Platinum	Jul-26	23	2,214,495	0.45%
Copper (LME)	Jun-26	7	2,004,502	0.41%
Soybean	Nov-26	34	1,952,749	0.40%
Corn	Sep-26	82	1,915,614	0.39%
Brent Crude (ICE)	Apr-26	18	1,918,714	0.39%
Natural Gas (NYMEX)	Sep-27	201	1,824,772	0.37%
Hard Red Wheat	Jul-26	55	1,809,339	0.37%
Natural Gas (NYMEX)	Jul-27	201	1,792,366	0.37%
Natural Gas (NYMEX)	Jun-27	201	1,764,733	0.36%
Natural Gas (NYMEX)	Aug-27	194	1,722,664	0.35%
Live Cattle	Apr-26	17	1,646,190	0.34%
Natural Gas	Sep-27	46	1,654,460	0.34%
Natural Gas (NYMEX)	Apr-27	201	1,600,192	0.33%
Natural Gas (NYMEX)	May-27	194	1,609,504	0.33%
Natural Gas	Sep-26	46	1,559,075	0.32%
Natural Gas (NYMEX)	Mar-27	194	1,561,423	0.32%
Crude Palm Oil	Jun-26	50	1,533,587	0.31%
Total Purchase Contracts			213,823,244	43.72%

Sale Contracts:(1)
Natural Gas	Dec-26	(987)	$49,247,236	10.07%
Soybean	May-26	(652)	37,826,075	7.74%
Copper (COMEX)	May-26	(215)	29,938,268	6.12%
Natural Gas	Apr-26	(777)	22,432,631	4.59%
Natural Gas	Mar-27	(569)	18,284,797	3.74%
Live Cattle	Jun-26	(141)	13,583,973	2.78%
Corn	Jul-26	(373)	8,658,969	1.77%
Wheat	May-26	(219)	6,772,600	1.38%
Cotton No.2	May-26	(189)	6,709,873	1.37%
Lean Hogs	Jun-26	(158)	6,648,128	1.36%
Coffee	Jul-26	(37)	3,950,112	0.81%
Milling Wheat	May-26	(322)	3,765,085	0.77%
Hard Red Wheat	May-26	(85)	2,733,016	0.56%
Red Spring Wheat	May-26	(59)	1,926,014	0.39%
Soybean Meal	Jul-26	(48)	1,498,344	0.31%
Total Sale Contracts			213,975,121	43.76%
Other Futures Contracts			43,227,391	8.84%
Total Futures Contracts			471,025,756	96.33%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$17,349,426	3.55%
Other Cash and Foreign Currency			377,780	0.08%
Total Cash and Foreign Currency			17,727,206	3.63%
Forward Currency Contracts			204,457	0.04%
Total Underlying Positions			$488,957,419	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Long/Short Commodities Strategy Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$102,365,207	$–	$102,365,207
Corporate Bonds	–	55,866,445	–	55,866,445
Commodity Pools(a)	–	–	–	48,649,083
Mortgage-Backed Securities	–	40,759,702	–	40,759,702
Asset-Backed Securities	–	33,483,185	–	33,483,185
U.S. Government Agency Issues	–	13,604,435	–	13,604,435
Total Investments	$–	$294,728,057	$–	$294,728,057

Other Financial Instruments:
Total Return Swaps *	$–	$4,941,201	$–	$4,941,201
Total Other Financial Instruments	$–	$4,941,201	$–	$4,941,201

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $48,649,083 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.